COMMITMENTS AND CONTINGENCIES - Narrative (Details) $ in Thousands, $ in Millions			1 Months Ended	3 Months Ended	6 Months Ended	9 Months Ended		12 Months Ended
	Dec. 01, 2020 shares	Nov. 08, 2016 CAD ($) item shares	Jun. 30, 2020 shares	Sep. 30, 2020 shares	Jun. 30, 2021 shares	Sep. 30, 2021 shares	Sep. 30, 2020 shares	Dec. 31, 2020 USD ($) agreement shares
Commitments and Contingencies
Shares issued	16,357,703		156,032
Common Stock
Commitments and Contingencies
Shares issued				25,184		171,032	25,184	16,483,626
Performance Shares
Commitments and Contingencies
Number of executives		2						2
EBITDA threshold		$ 7,500						$ 7.5
Shares issued		1,200,000						1,000,000
Trailing days for average closing price		30 days						30 days
Liability recorded for value of shares | $								$ 16.0
Number of performances shares settled					200,000			1,000,000
Performance Shares | Common Stock
Commitments and Contingencies
Shares issued								6,000,000
Number of performances shares settled								5,000,000
Performance Shares | Employee | Mr. Parsons
Commitments and Contingencies
Number of performances shares settled								1,700,000